Property, Plant and Equipment, Net (Details) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Property, Plant and Equipment, Net (Details) [Line Items]
Depreciation expense	₨ 3,639	$ 48.0	₨ 3,165	₨ 2,808
Construction [Member]
Property, Plant and Equipment, Net (Details) [Line Items]
Construction amount			₨ 115